As filed with the Securities and Exchange Commission on October 8, 2013

Securities Act File No. 333-141111

Investment Company Act File No. 811-22025

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 39	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 40 (Check appropriate box or boxes)	☒

ING SEPARATE PORTFOLIOS TRUST

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr. ING Investments, LLC 7337 E. Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Jeffrey S. Puretz, Esq. Dechert, LLP 1900 K Street, N.W. Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☒ Immediately upon filing pursuant to paragraph (b)	☐ on (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 39 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 39 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 8th day of October, 2013.

             ING EQUITY TRUST

By:       /s/  Huey P. Falgout, Jr.

             Huey P. Falgout, Jr.

             Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

Shaun P. Mathews*	President, Chief Executive Officer and Interested Trustee	October 8, 2013

Todd Modic*	Senior Vice President and Chief/Principal Financial Officer	October 8, 2013

Colleen D. Baldwin*	Trustee	October 8, 2013

John V. Boyer*	Trustee	October 8, 2013

Patricia Chadwick*	Trustee	October 8, 2013

Albert E. DePrince Jr.*	Trustee	October 8, 2013

Peter S. Drotch*	Trustee	October 8, 2013

J. Michael Earley*	Trustee	October 8, 2013

Russell H. Jones*	Trustee	October 8, 2013

Patrick W. Kenny*	Trustee	October 8, 2013

Joseph E. Obermeyer*	Trustee	October 8, 2013

Sheryl K. Pressler*	Trustee	October 8, 2013

Roger B. Vincent*	Trustee	October 8, 2013

*By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Attorney-in-Fact**

**	Powers of attorney for Todd Modic and each Director dated May 22, 2013 were filed as an attachment to Post-Effective Amendment No. 126 to the Registrant’s Form N-1A Registration Statement on May 31, 2013 and incorporated herein by reference.

EXHIBIT INDEX

ING Separate Portfolios Trust

EXHIBIT NUMBER	EXHIBIT DESCRIPTION

EX-101.INS	XBRL INSTANCE DOCUMENT

EX-101.SCH	XBRL TAXONOMY EXTENSION SCHEMA DOCUMENT

EX-101.CAL	XBRL TAXONOMY EXTENSION CALCULATION LINKBASE

EX-101.DEF	XBRL TAXONOMY EXTENSION DEFINITION LINKBASE

EX-101.LAB	XBRL TAXONOMY EXTENSION LABELS LINKBASE

EX-101.PRE	XBRL TAXONOMY EXTENSION PRESENTATION LINKBASE